ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
ACCOUNTS RECEIVABLE

Note 3 — ACCOUNTS RECEIVABLE

As of March 31, 2025 and June 30, 2024, the balance of accounts receivable amounted to $11,346,858 and $11,024,450, respectively. For the nine months ended March 31, 2025 and 2024, the Company assessed the collectability of accounts receivable and did not provide any allowance for credit losses since the platform operators paid in the short term. As of the date of these financial statements, the Company had collected (i) approximately 86.2% of the balance of accounts receivable as of March 31, 2025, and (ii) all the accounts receivable outstanding as of June 30, 2024.

Gamehaus Inc [Member]
ACCOUNTS RECEIVABLE

Note 3 — ACCOUNTS RECEIVABLE

As of June 30, 2024 and 2023, the balance of accounts receivable amounted to $11,024,450 and $16,551,204, respectively. For the years ended June 30, 2024 and 2023, the Company assessed the collectability of accounts receivable and did not provide any allowance for credit losses since the platform operators paid in the short term. As of the date of these financial statements, the Company had collected all the balance of accounts receivable as of June 30, 2024 and 2023, respectively.